DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Fair value hedges [member] | The Group [member] | Currency swap contract [member] | Interest Rate [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	£ 490
Assets	3
Liabilities	29
Changes in fair value used for calculating hedge ineffectiveness	(10)
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Interest Rate [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	150,971
Assets	947
Liabilities	187
Changes in fair value used for calculating hedge ineffectiveness	135
Fair value hedges [member] | The Bank [member] | Currency swap contract [member] | Interest Rate [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	490
Assets	3
Liabilities	29
Changes in fair value used for calculating hedge ineffectiveness	(10)
Fair value hedges [member] | The Bank [member] | Interest rate swap contract [member] | Interest Rate [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	153,223
Assets	385
Liabilities	1,256
Changes in fair value used for calculating hedge ineffectiveness	272
Cash flow hedges [member] | The Group [member] | Currency swap contract [member] | Foreign Exchange Contract [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	8,024
Assets	175
Liabilities	47
Changes in fair value used for calculating hedge ineffectiveness	104
Cash flow hedges [member] | The Group [member] | Interest rate swap contract [member] | Interest Rate [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	556,945
Assets	358
Liabilities	844
Changes in fair value used for calculating hedge ineffectiveness	(789)
Cash flow hedges [member] | The Bank [member] | Currency swap contract [member] | Foreign Exchange Contract [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	541
Assets	15
Liabilities	1
Changes in fair value used for calculating hedge ineffectiveness	41
Cash flow hedges [member] | The Bank [member] | Interest rate swap contract [member] | Interest Rate [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/notional amount	146,018
Assets	29
Liabilities	29
Changes in fair value used for calculating hedge ineffectiveness	£ (389)